Deferred costs and other intangibles - Deferred costs and other intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Acquired Indefinite-lived Intangible Assets [Line Items]
Deferred leasing costs	$ 5,007
Deferred financing costs	8,273
Intangible assets:
Intangible assets	24,565
Less: accumulated amortization	(2,587)
Total	21,978
In-Place Lease Values [Member]
Intangible assets:
Intangible assets	6,085
Total	5,767
Trademark [Member]
Intangible assets:
Intangible assets	3,100
Total	2,980
Database [Member]
Intangible assets:
Intangible assets	2,100
Total	$ 2,083